Selected Account Information (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Total inventories	$ 8,221,114	$ 9,047,444
Less reserve for obsolescence	(1,491,000)	(1,446,000)
Total inventories, net	6,730,114	7,601,444	$ 4,184,019
Eyewear [Member]
Inventory [Line Items]
Total inventories	5,676,332	5,880,478
Automotive [Member]
Inventory [Line Items]
Total inventories	944,047	1,190,899
Construction [Member]
Inventory [Line Items]
Total inventories	$ 1,600,735	$ 1,976,067